As filed with the Securities and Exchange Commission on August 19, 2016

1933 Act Registration No. 333-52965

1940 Act Registration No. 811-08767

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 51 ☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 52 ☒

UBS MONEY SERIES

(Exact Name of Registrant as Specified in Charter)

1285 Avenue of the Americas

New York, New York 10019-6028

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 821-3000

MARK F. KEMPER, ESQ.

UBS ASSET MANAGEMENT (AMERICAS) INC.

1285 Avenue of the Americas

New York, New York 10019-6028

(Name and address of agent for service)

Copies to:

JACK W. MURPHY, ESQ.

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to Rule 485(b)

☒ On August 26, 2016, pursuant to Rule 485(b)

☐ 60 days after filing pursuant to Rule 485(a)(1)

☐ On         , pursuant to Rule 485(a)(1)

☐ 75 days after filing pursuant to Rule 485(a)(2)

☐ On         , pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A for UBS Money Series (the “Registrant”) is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 50 from August 22, 2016 to August 26, 2016.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of the Registrant under the Securities Act of 1933, as amended, and Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on June 23, 2016.

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Amendment No. 51.

PART C. OTHER INFORMATION

Item 28. Exhibits

(1)	(a)	Trust Instrument 1/

	(b)	Amendment to Trust Instrument effective July 28, 1999 2/

	(c)	Amendment to Trust Instrument effective May 9, 2001 3/

	(d)	Certificate of Amendment to the Certificate of Trust effective May 9, 2001 3/

	(e)	Amendment to Trust Instrument effective April 8, 2002 4/

	(f)	Amendment to Trust Instrument effective March 15, 2004 5/

	(g)	Amendment to Trust Instrument effective August 28, 2007 6/

	(h)	Amendment to Trust Instrument effective October 6, 2008 7/

	(i)	Certificate of Amendment to Trust Instrument effective May 20, 2015 8/

	(j)	Amendment to Trust Instrument effective October 16, 2015 9/

	(k)	Amendment to Trust Instrument effective December 30, 2015 10/

	(l)	Amendment to Trust Instrument effective April 15, 2016 11/

(2)	(a)	By-Laws 1/

	(b)	Certificate of Amendment to By-Laws dated December 19, 2001 4/

	(c)	Certificate of Amendment to By-Laws dated February 15, 2002 4/

	(d)	Certificate of Amendment to By-Laws effective November 15, 2006 12/

	(e)	Certificate of Amendment to By-Laws effective February 22, 2008 13/

	(f)	Certificate of Amendment to By-Laws effective May 6, 2009 14/

	(g)	Certificate of Amendment to By-Laws effective February 10, 2010 15/

(3)	Instruments defining the rights of holders of Registrant’s shares of beneficial interest 16/

(4)	(a)	Investment Advisory and Administration Contract with respect to UBS Cash Reserves Fund and UBS Liquid Assets Fund 17/

	(b)	Master Transfer and Novation Contract with respect to Investment Advisory and Administration Contract, dated as of April 1, 2006 18/

(5)	(a)	Principal Underwriting Contract for UBS Select Prime Institutional Fund (formerly UBS Select Money Market Fund) 3/

	(b)	Principal Underwriting Contract for UBS Select Treasury Institutional Fund (formerly UBS Select Treasury Fund) 5/

	(c)	Amended and Restated Principal Underwriting Contract for UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, UBS Select Tax-Free Capital Fund, UBS Prime Investor Fund, UBS Prime Preferred Fund, UBS Prime Reserves Fund, UBS Select Government Investor Fund, UBS Select Government Preferred Fund, UBS Select Government Institutional Fund, UBS Select Government Capital Fund and UBS RMA Government Money Market Fund 19/

	(d)	Distribution Contract for UBS Cash Reserves Fund and UBS Liquid Assets Fund 17/

	(e)	Dealer Agreement between UBS Asset Management (US) Inc.* and UBS Financial Services Inc. with respect to UBS Cash Reserves Fund and UBS Liquid Assets Fund 17/

	(f)	Dealer Agreement between UBS Asset Management (US) Inc.* and UBS Financial Services Inc. with respect to UBS Select Prime Institutional Fund (formerly UBS Select Money Market Fund) 3/

	(g)	Form of Dealer Agreement between UBS Asset Management (US) Inc.* and UBS Financial Services Inc. with respect to UBS Select Treasury Institutional Fund (formerly UBS Select Treasury Fund) 5/

	(h)	Amendment to Dealer Agreement between UBS Asset Management (US) Inc.* and UBS Financial Services Inc. to add UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund 6/

	(i)	Form of Mutual Fund Account Administration Agreement with respect to UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund 12/

	(j)	Selected Dealer Agreement between UBS Asset Management (US) Inc.* and UBS AG, New York private bank branch with respect to UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund 7/

	(k)	Amendments to Dealer Agreements between UBS Asset Management (US) Inc.* and UBS Financial Services Inc. with respect to UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund 15/

	(l)	Amendment to Dealer Agreement between UBS Asset Management (US) Inc.* and UBS Financial Services Inc. to add UBS Prime Preferred Fund and UBS Prime Reserves Fund 19/

	(m)	Form of Amendment to Dealer Agreement between UBS Asset Management (US) Inc.* and UBS Financial Services Inc. to add UBS Select Government Preferred Fund and UBS Select Government Institutional Fund 19/

	(n)	Form of Selected Dealer Agreement between UBS Asset Management (US) Inc.* and UBS Financial Services Inc. with respect to UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund 14/

	(o)	Amendment to Selected Dealer Agreement between UBS Asset Management (US) Inc.* and UBS Financial Services Inc. to add UBS Prime Investor Fund 19/

	(p)	Form of Amendment to Selected Dealer Agreement between UBS Asset Management (US) Inc.* and UBS Financial Services Inc. to add UBS Select Government Investor Fund 19/

	(q)	Selected Dealer Agreement between UBS Asset Management (US) Inc.* and Treasury Curve LLC with respect to UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund 15/

	(r)	Selected Dealer Agreement between UBS Asset Management (US) Inc.* and UBS Financial Services Inc. with respect to UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund 20/

	(s)	Form of Amendment to Selected Dealer Agreement between UBS Asset Management (US) Inc.* and UBS Financial Services Inc. to add UBS Select Government Capital Fund 19/

	(t)	Form of Dealer Agreement between UBS Asset Management (US) Inc.* and UBS Financial Services Inc. with respect to UBS RMA Government Money Market Fund 19/

(6)	Bonus, profit sharing or pension plans - none

(7)	(a)	Custodian Contract with State Street Bank and Trust Company for UBS Cash Reserves Fund and UBS Liquid Assets Fund 17/

	(b)	Letter Agreement making Custody Contract with State Street Bank and Trust Company applicable to UBS Select Prime Institutional Fund (formerly UBS Select Money Market Fund) 21/

	(c)	Amendment to the Custody Contract with State Street Bank and Trust Company to include UBS Select Treasury Institutional Fund (formerly UBS Select Treasury Fund) 5/

	(d)	Amendment to the Custody Contract with State Street Bank and Trust Company to include UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund 14/

	(e)	Amendment to the Custody Contract with State Street Bank and Trust Company to include UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund 20/

	(f)	Amendment to the Custody Contract with State Street Bank and Trust Company to include UBS Prime Investor Fund, UBS Prime Preferred Fund and UBS Prime Reserves Fund 22/

	(g)	Form of Amendment to the Custody Contract with State Street Bank and Trust Company to include UBS Select Government Investor Fund, UBS Select Government Preferred Fund, UBS Select Government Institutional Fund, UBS Select Government Capital Fund and UBS RMA Government Money Market Fund 19/

(8)	(a)	(i) Transfer Agency and Services Agreement for UBS Select Prime Institutional Fund (formerly UBS Select Money Market Fund) 2/

(ii) Transfer Agency and Related Services Agreement for UBS Liquid Assets Fund 3/

(iii) Amendment No. 1 to Transfer Agency and Services Agreement for UBS Select Prime Institutional Fund (formerly UBS Select Money Market Fund) 21/

(iv) Amendment No. 2 to the Transfer Agency and Services Agreement for UBS Select Prime Institutional Fund (formerly UBS Select Money Market Fund) and UBS Liquid Assets Fund 23/

(v)         Amendment No. 3 to the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. to include UBS Select Treasury Institutional Fund (formerly UBS Select Treasury Fund) 23/

(vi)       Amendment No. 4 to the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. to include UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund 14/

(vii)      Amendment No. 5 to the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. to include UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund 20/

(viii)     Form of Amendment No. 6 to the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. to include UBS Prime Investor Fund, UBS Prime Preferred Fund and UBS Prime Reserves Fund 22/

(ix)       Form of Amendment No. 7 to the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. to include UBS Select Government Investor Fund, UBS Select Government Preferred Fund, UBS Select Government Institutional Fund and UBS Select Government Capital Fund 19/

	(x)	Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. for UBS RMA Government Money Market Fund (to be filed by amendment)

	(b)	Amended and Restated Administration Contract for UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Prime Reserves Fund, UBS Prime Preferred Fund, UBS Select Government Institutional Fund and UBS Select Government Preferred Fund 19/

	(c)	Amended and Restated Administration Contract with respect to UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, UBS Select Tax-Free Capital Fund, UBS Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Government Capital Fund and UBS RMA Government Money Market Fund 19/

	(d)	Amended and Restated Shareholder Services Plan and Agreement with respect to UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Prime Investor Fund and UBS Select Government Investor Fund 19/

	(e)	Amended and Restated Shareholder Services Plan and Agreement with respect to UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, UBS Select Tax-Free Capital Fund and UBS Select Government Capital Fund 19/

	(f)	Shareholder Services Plan with respect to UBS RMA Government Money Market Fund 19/

	(g)	(i) Fee waiver and Expense Reimbursement Agreement with respect to UBS Prime Investor Fund 22/

(ii) Fee Waiver Agreement with respect to UBS Prime Preferred Fund 22/

(iii) Fee waiver and Expense Reimbursement Agreement with respect to UBS Select Government Investor Fund 19/

(iv) Fee waiver and Expense Reimbursement Agreement with respect to UBS Select Government Capital Fund 19/

(v) Fee waiver and Expense Reimbursement Agreement with respect to UBS Select Government Preferred Fund 19/

(9)	Opinion and Consent of Counsel (to be filed by amendment)

(10)	Other opinions, appraisals, rulings and consents: Consent of Independent Registered Public Accounting Firm (to be filed by amendment)

(11)	Omitted Financial Statements - none

(12)	Letter of Investment Intent 1/

(13)	(a)	Amended and Restated Shareholder Services Plan Pursuant to Rule 12b-1 for UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund 6/

(b) Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 for UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Prime Investor Fund and UBS Select Government Investor Fund 19/

(14)	Rule 18f-3 Plan - none

(15)	Code of Ethics - not applicable. Each series of the Registrant is a money market fund.

(16)	Powers of Attorney for Messrs. Armstrong, Bernikow, Burt, Disbrow, Feldberg and Garil and Ms. Higgins 24/

(17)	Power of Attorney for Mr. Carver 25/

(18)	Power of Attorney for Mr. Malpass 26/

*	Formerly known as UBS Global Asset Management (US) Inc.

1/	Incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s registration statement, SEC File No. 333-52965, filed July 29, 1998.

2/	Incorporated by reference from Post-Effective Amendment No. 3 to the Registrant’s registration statement, SEC File No. 333-52965, filed September 1, 1999.

3/	Incorporated by reference from Post-Effective Amendment No. 10 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 29, 2001.

4/	Incorporated by reference from Post-Effective Amendment No. 11 to the Registrant’s registration statement, SEC File No. 333-52965, filed April 30, 2002.

5/	Incorporated by reference from Post-Effective Amendment No. 16 to the Registrant’s registration statement, SEC File No. 333-52965, filed April 28, 2004.

6/	Incorporated by reference from Post-Effective Amendment No. 22 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 28, 2007.

7/	Incorporated by reference from Post-Effective Amendment No. 26 to the Registrant’s registration statement, SEC File No. 333-52965, filed October 3, 2008.

8/	Incorporated by reference from Post-Effective Amendment No. 40 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 27, 2015.

9/	Incorporated by reference from Post-Effective Amendment No. 42 to the Registrant’s registration statement, SEC File No. 333-52965, filed October 16, 2015.

10/	Incorporated by reference from Post-Effective Amendment No. 44 to the Registrant’s registration statement, SEC File No. 333-52965, filed December 30, 2015.

11/	Incorporated by reference from Post-Effective Amendment No. 50 to the Registrant’s registration statement, SEC File No. 333-52965, filed June 23, 2016.

12/	Incorporated by reference from Post-Effective Amendment No. 21 to the Registrant’s registration statement, SEC File No. 333-52965, filed June 14, 2007.

13/	Incorporated by reference from Post-Effective Amendment No. 23 to the Registrant’s registration statement, SEC File No. 333-52965, filed June 27, 2008.

14/	Incorporated by reference from Post-Effective Amendment No. 27 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 27, 2009.

15/	Incorporated by reference from Post-Effective Amendment No. 29 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 27, 2010.

16/	Incorporated by reference from Articles IV, VI and X of Registrant’s Trust Instrument and from Articles VI and IX of Registrant’s By-Laws.

17/	Incorporated by reference from Post-Effective Amendment No. 8 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 25, 2000.

18/	Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement of PACE Select Advisers Trust, SEC File No. 33-87254, filed April 3, 2006.

19/	Incorporated by reference from Post-Effective Amendment No. 48 to the Registrant’s registration statement, SEC File No. 333-52965, filed March 28, 2016.

20/	Incorporated by reference from Post-Effective Amendment No. 33 to the Registrant’s registration statement, SEC File No. 333-52965, filed June 29, 2012.

21/	Incorporated by reference from Post-Effective Amendment No. 9 to the Registrant’s registration statement, SEC File No. 333-52965, filed April 12, 2001.

22/	Incorporated by reference from Post-Effective Amendment No. 45 to the Registrant’s registration statement, SEC File No. 333-52965, filed January 8, 2016.

23/	Incorporated by reference from Post-Effective Amendment No. 17 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 30, 2004.

24/	Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of PACE Select Advisors Trust, SEC File No. 33-87254, filed November 28, 2007.

25/	Incorporated by reference from Post-Effective Amendment No. 28 to the Registrant’s registration statement, SEC File No. 333-52965, filed June 23, 2010.

26/	Incorporated by reference from Post-Effective Amendment No. 38 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 27, 2014.

Item 29. Persons Controlled by or under Common Control with Registrant

None.

Item 30. Indemnification

Section 2 of Article IX of the Trust Instrument, as amended (“Trust Instrument”), “Indemnification,” provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

Additionally, “Limitation of Liability” in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or by any officer, agent, employee, investment advisor or independent contractor of the Registrant.

Section 9 of each (i) Investment Advisory and Administration Contract with respect to UBS Liquid Assets Government Fund; (ii) Administration Contract with respect to UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Prime Preferred Fund, UBS Tax-Free Reserves Fund, UBS Select Treasury Preferred Fund, UBS Tax-Free Preferred Fund, UBS Prime Reserves Fund, UBS Prime Preferred Fund, UBS Select Government Institutional Fund and UBS Select Government Preferred Fund; and (iii) Administration Contract with respect to UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Tax-Free Investor Fund, UBS Select Treasury Capital Fund, UBS Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Government Capital Fund and UBS RMA Government Money Market Fund (each, an “Advisory/Administration Contract”), with UBS Asset Management (Americas) Inc. (formerly, UBS Global Asset Management (Americas) Inc.) (“UBS AM”) provides that UBS AM shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series (“Fund”) of the Registrant in connection with the matters to which the Advisory/Administration Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of UBS AM in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory/Administration Contract. Section 10 or 11 of each Advisory/Administration Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Advisory/Administration Contract and that UBS AM shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the trustees.

Section 9 of each Principal Underwriting Contract or Distribution Contract provides that the Trust will indemnify UBS Asset Management (US) Inc. (formerly, UBS Global Asset Management (US) Inc.) (“UBS AM (US)”) and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by UBS AM (US) to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933, as amended (the “1933 Act”). Section 9 of each Principal Underwriting Contract or Distribution Contract also provides that UBS AM (US) agrees to indemnify, defend and hold the Trust, its officers and trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by UBS AM (US) for use in the Registration Statement or arising out of an agreement between UBS AM (US) and any retail dealer, or arising out of supplementary literature or advertising used by UBS AM (US) in connection with the Contract.

Section 15 of each Principal Underwriting Contract and Section 10 of the Distribution Contract contain provisions similar to Section 10 or 11 of the Advisory/Administration Contracts, with respect to UBS AM (US).

Section 9 or 14 of each Dealer Agreement, and Section 12 of the Mutual Fund Account Administration Agreement, contains provisions similar to those of Section 9 of the Principal Underwriting Contract or Distribution Contract with respect to the applicable dealer.

Insofar as indemnification for liabilities arising under the 1933 Act may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.   Business and Other Connections of Investment Advisor

UBS AM, a Delaware corporation, is a registered investment advisor and is an indirect wholly owned subsidiary of UBS AG. UBS AM is primarily engaged in the investment advisory and financial services business. Set forth below in alphabetical order is a list of certain executive officers and each director of UBS AM indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years. (While each board director is named below, the list of executive officers has been shortened as the full list would be very long and contain names of persons whose functions are unrelated to the Registrant.) Each of UBS AM’s officers not disclosed below is dual-hatted, and holds the same office with UBS Asset Management (US) Inc. (“UBS AM (US)”) as he or she holds with UBS AM.

Name	Position(s) Held with UBS AM	Other Substantial Business, Profession, Vocation or Employment

Joseph J. Allessie	Managing Director, Chief Compliance Officer—Americas, and Head of Compliance and Operational Risk	Managing Director, Chief Compliance Officer —Americas, and Head of Compliance and Operational Risk of UBS AM (US)

Mark E. Carver	Managing Director and Head of Product Development and Management—Americas	Managing Director and Head of Product Development and Management—Americas of UBS AM (US)

Lisa N. DiPaolo	Director (Non-Board) and Municipal Analyst	None

Elbridge T. Gerry III	Managing Director and Head of Municipal Fixed Income	None

Mark F. Kemper	Managing Director, Secretary and General Counsel—Americas	Managing Director, Secretary and General Counsel—Americas of UBS AM (US)

William T. MacGregor	Executive Director, Deputy General Counsel and Assistant Secretary—Americas	Executive Director, Deputy General Counsel and Assistant Secretary—Americas of UBS AM (US)

E. Blake Moore, Jr.	Board Director, President, Managing Director, and Head of Americas	Board Director, Vice President, Managing Director, Head of Americas of UBS AM (US)

Ryan Nugent	Director (Non-Board), Portfolio Manager, and Head of Municipal Trading	None

Robert Sabatino	Managing Director, Global Head of Liquidity Portfolio Management, Head of US Taxable Money Markets and Senior Portfolio Manager	None

Eric Sanders	Director (Non-Board), Associate General Counsel and Assistant Secretary	Director (Non-Board), Associate General Counsel and Assistant Secretary of UBS AM (US)

David Walczak	Executive Director (Non-Board), Head of US Money Markets and Senior Portfolio Manager	None

Keith Weller	Executive Director, Senior Associate General Counsel and Assistant Secretary	Executive Director, Senior Associate General Counsel and Assistant Secretary of UBS AM (US)

Item 32. Principal Underwriter

(a)        UBS AM (US) serves as principal underwriter or placement agent for the following other investment companies:

MASTER TRUST

PACE SELECT ADVISORS TRUST

SMA RELATIONSHIP TRUST

THE UBS FUNDS

UBS INVESTMENT TRUST

UBS MANAGED MUNICIPAL TRUST

UBS RMA MONEY FUND, INC.

UBS RMA TAX-FREE FUND, INC.

(b)        UBS AM (US) is the Registrant’s principal underwriter. The directors and certain principal executive officers of UBS AM (US), their principal business addresses, and their positions and offices with UBS AM (US), are identified below along with those directors and officers of UBS AM (US) who also serve as trustees or officers of the Registrant. (While each board director is named below, the list of executive officers has been shortened as the full list would be very long and contain names of persons whose functions are unrelated to the Registrant.)

Name and Address	Position(s) Held With Registrant	Positions and Offices with Underwriter or Dealer
Joseph J. Allessie*	Chief Compliance Officer	Managing Director, Chief Compliance Officer—Americas, and Head of Compliance and Operational Risk—Americas of UBS AM (US)

Rose Ann Bubloski*	Vice President and Assistant Treasurer	Director (Non-Board) and Senior Manager of US Registered Fund Product Control Department of UBS AM (US)

Mark E. Carver*	President	Managing Director and Head of Product Development and Management—Americas of UBS AM (US)

Lisa N. DiPaolo*	Vice President	None

Thomas Disbrow*	Vice President and Treasurer	None

Elbridge T. Gerry III*	Vice President	None

Mark F. Kemper**	Vice President and Secretary	Managing Director, Secretary and General Counsel—Americas of UBS AM (US)

Joanne M. Kilkeary*	Vice President and Assistant Treasurer	None

Tammie Lee*	Vice President and Assistant Secretary	Executive Director, Associate General Counsel and Assistant Secretary of UBS AM (US)

William T. MacGregor*	Vice President and Assistant Secretary	Executive Director, Deputy General Counsel and Assistant Secretary—Americas of UBS AM (US)

E. Blake Moore, Jr.*	None	Board Director, Vice President, Managing Director, and Head of Americas of UBS AM (US)

Ryan Nugent*	Vice President	Director (Non-Board), Portfolio Manager and Head of Municipal Trading of UBS AM (US)

Nancy D. Osborn*	Vice President and Assistant Treasurer	Director (Non-Board) and Senior Manager of US Registered Fund Product Control Department of UBS AM (US)

Robert Sabatino**	Vice President	None

Eric Sanders*	Vice President and Assistant Secretary	Director (Non-Board), Associate General Counsel and Assistant Secretary of UBS AM (US)

David Walczak**	Vice President	None

Keith A. Weller*	Vice President and Assistant Secretary	Executive Director, Senior Associate General Counsel and Assistant Secretary of UBS AM (US)

Mandy Yu*	Vice President	None

* This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

** This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

(c)        None.

Item 33.   Location of Accounts and Records

 The books and other documents required (i) by paragraphs (b)(4), (c) and (d) of Rule 31a-1 and (ii) by paragraphs (a)(3), (a)(4), (a)(5), (c) and (e) of Rule 31a-2 under the Investment Company Act of 1940 are maintained in the physical possession of UBS AM, 1285 Avenue of the Americas, New York, New York 10019-6028. Certain information required by Rule 31a-1(b)(1) to be maintained by a money market fund is maintained in the possession of UBS AM, at 1285 Avenue of the Americas, New York, New York 10019-6028 and at One North Wacker Drive, Chicago, Illinois 60606-6114, c/o Compliance Department. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant’s transfer agent and custodian.

Item 34.   Management Services

Not applicable.

Item 35.   Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 19th day of August, 2016.

UBS MONEY SERIES

By:	/s/ Keith A. Weller
Keith A. Weller
Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Richard Q. Armstrong Richard Q. Armstrong*	Trustee and Chairman of the Board of Trustees	August 19, 2016

/s/ Alan S. Bernikow Alan S. Bernikow*	Trustee	August 19, 2016

/s/ Richard R. Burt Richard R. Burt*	Trustee	August 19, 2016

/s/ Mark E. Carver Mark E. Carver**	President	August 19, 2016

/s/ Thomas Disbrow Thomas Disbrow	Vice President and Treasurer	August 19, 2016

/s/ Meyer Feldberg Meyer Feldberg*	Trustee	August 19, 2016

/s/ Bernard H. Garil Bernard H. Garil*	Trustee	August 19, 2016

/s/ Heather R. Higgins Heather R. Higgins*	Trustee	August 19, 2016

/s/ David Malpass David Malpass***	Trustee	August 19, 2016

*	Signatures affixed by Stephen H. Bier pursuant to Powers of Attorney dated November 14, 2007 and incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of PACE Select Advisors Trust, SEC File No. 33-87254, filed November 28, 2007.
**	Signature affixed by Stephen H. Bier pursuant to Power of Attorney dated May 19, 2010 and incorporated by reference from Post-Effective Amendment No. 28 to the Registrant’s registration statement, SEC File No. 33-52965, filed June 23, 2010.

***	Signature affixed by Stephen H. Bier pursuant to Power of Attorney dated August 20, 2014 and incorporated by reference from Post-Effective Amendment No. 38 to the Registrant’s registration statement, SEC File No. 33-52965, filed August 27, 2014.